Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

14       Leases

(i) Amounts recognized in Consolidated Financial Position:

The Consolidated Statement of Financial Position shows the following amounts relating to leases:

	For the year ended	For the year ended
	December 31, 2020	December 31, 2019
Right-of-use assets
Land, building and improvements	12,087	7,037
Plant and production equipment	843	1,003
Vehicles, furniture and fixtures	518	340
	13,448	8,380

Lease liabilities
Current	3,477	3,144
Non-current	10,207	5,783
	13,684	8,927

The evolution of right-of-use assets and lease liabilities during 2020 and 2019 are as follows:

Right-of-use assets	2020	2019
Balances at the beginning of the year	8,380	—
Adjustment on adoption of IFRS 16	—	11,846
Adjusted balances at the beginning of the period	8,380	11,846
Additions	7,878	427
Depreciation of the year	(3,213)	(3,443)
Translation differences and inflation adjustment	403	(450)
Balances at the end of the year	13,448	8,380

Lease liabilities	2020	2019
Balances at the beginning of the year	8,927	—
Adjustment on adoption of IFRS 16	—	13,549
Adjusted balances at the beginning of the period	8,927	13,549
New contracts	7,881	436
Lease payments	(3,979)	(5,130)
Leases financial cost	407	477
Translation differences and inflation adjustment	448	(405)
Balances at the end of the year	13,684	8,927

The maturity of lease liabilities is as follows:

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2020	3,859	3,691	5,113	3,643	16,306
At December 31, 2019	3,523	898	2,159	4,004	10,584

The amounts disclosed in the table are the contracted undiscounted cash flows.

(ii) Amounts recognized in Consolidated Statement of Income:

The Consolidated Statement of Income shows the following amounts relating to leases:

	For the year ended	For the year ended
	December 31, 2020	December 31, 2019
Depreciation charge of right-of-use assets
Land, building and improvements	(2,790)	(2,957)
Plant and production equipment	(160)	(160)
Vehicles, furniture and fixtures	(263)	(326)
	(3,213)	(3,443)

Financial expenses (Leases financial cost)	(407)	(477)
Expense relating to short-term leases (included in cost of services and selling, general and administrative expenses)	(927)	(439)
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of services and selling, general and administrative expenses)	(222)	(204)
Expense relating to variable lease payments not included in lease liabilities (included in cost of services)	(540)	(2,011)

(iii) Variable lease payments

Some security equipment leases contain variable payment terms that are linked to passengers traffic. Variable lease payments that depend on passengers are recognized in profit or loss in the period in which the condition that triggers those payments occurs. A 10% increase in passenger traffic across airports in the group with such variable lease contracts would increase total lease payments by approximately USD 54.0 (USD 201.1 as of December 31, 2019).

(v) The group as a lessor

As indicated in Note 2.Q, leases and sub-concession of spaces are classified as operating leases.  These revenues mainly refer to sub-concessions of commercial spaces (duty free shops, food and beverage services, retail stores) and advertising spaces, among others. Lease payments for some contracts include a minimum agreed upon amount and other variable lease payments by applying a percentage on lessors’ revenues, both of which are set forth in the lease agreements. Where considered necessary to reduce credit risk, the group may obtain guarantees for the term of the lease.

Commercial revenues corresponding to variable income from lease or sub-concession of spaces that do not depend on an index or rate, for example determined on the basis of lessee’s sales or passengers traffic, correspond to a 38% of total revenues of leases and sub-concession of spaces (41% as of December 31, 2019).

Minimum lease payments receivable on leases and sub-concession of spaces with third parties at its airports facilities are as follows:

	At December 31,	At December 31,
	2020	2019
Within 1 year	66,546	90,914
Between 1 and 5 years	176,019	248,986
Later than 5 years	155,840	296,899
Total	398,405	636,799